Consolidated Statements of Operations (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2024	Nov. 30, 2024	Nov. 30, 2023
M2i Global Inc [Member]
Loss per share, basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Loss per share, diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average shares outstanding - basic	677,571,535	554,928,619	629,277,181	531,040,358	548,195,417	280,869,691
Weighted average shares outstanding - dilutive	677,571,535	554,928,619	629,277,181	531,040,358